Other Liabilities	6 Months Ended
Dec. 31, 2025
Other Liabilities
Other Liabilities

17.	Other Liabilities

The Company grants RSUs which contained a put right option (the “Put Right Option”) where the holders can elect to settle in cash or in equity. These RSUs vest at various stages pending conditions of certain milestones. These RSUs with the Put Right Option are classified as other liabilities on the consolidated statements of financial position.

On January 30, 2023, the Company granted 30,769 RSUs to various directors which contained a put right option (the “Put Right Option”) where the directors can elect to settle in cash or in equity. These RSUs vest at various stages pending conditions of certain milestones. As at August 9, 2023, 12,308 RSUs with the Put Right Option had met certain milestones required to vest. On September 26, 2023, the Company paid $534,240 (US $400,000) to redeem these 12,308 RSUs at the Put Purchase Price. On January 10, 2025, the remaining 18,461 RSUs with the Put Right Option were exercised. The Company paid $863,280 (US $600,000) to redeem these 18,461 RSUs at the Put Right Exercise Price.

On July 21, 2025, in connection with the adoption of the Company’s RSU Plan, the board of directors approved the transition of all previously issued RSUs into the RSU Plan, with vesting accelerated to the earlier of (i) the date following such adoption at which the applicable participant elects to vest, provided such date is within 30 months of the adoption date, and (ii) June 30, 2026, or such earlier date as the market capitalization of the Corporation exceeds US $150,000,000 for 10 consecutive trading days. Accordingly, 3,846 RSUs originally granted on July 14, 2023 and 890,375 RSUs originally granted on January 9, 2025 were recognized as liabilities at their respective fair values on the transition date, being US $30.90 for the July 14, 2023 grants and US $9.72 for the January 9, 2025 grants, based on the 30-day volume weighted average price of the Company’s common shares on the original grant date.

Concurrently, the Company granted 107,125 new RSUs to directors, officers, and a consultant of the Company at a grant date fair value of US $3.91 per RSU, based on the 30-day volume weighted average price of the Company’s common shares on July 21, 2025. Of these, 12,000 RSUs vested immediately on the grant date, with the remaining 95,125 RSUs vesting on the earlier of June 30, 2026, or the market capitalization of the Corporation exceeding US $150,000,000 for 10 consecutive trading days. Share-based compensation is recognized on a straight-line basis over the vesting period from July 21, 2025, to June 30, 2026.

On July 21, 2025, 6,807 RSUs were redeemed for cash consideration of $54,779.

The following table summarizes the movement in the RSU liability during the six-month period ended December 31, 2025 and the year ended June 30, 2025:

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	773,891
Share based compensation	12,315,277	89,449
RSUs redeemed in cash	(54,779)	(863,280)
Impact of foreign exchange	11,373	(60)
Balance, end of period	12,271,871	—